Investments (Details) - USD ($)		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 13, 2017	Dec. 15, 2020	Jul. 17, 2017	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments (Details) [Line Items]
Carrying value of our investments						$ 0	$ 0
Cost method investments owned percentage						20.00%
Shares issued of common stock (in Shares)							1,591,240
Incurred impairment							$ 65,000
Maturity date		Jun. 15, 2021
Loss sale of investment							91,931
Stock issuance value				$ 6,530,868	$ 6,530,868
CannaRegs Ltd [Member]
Investments (Details) [Line Items]
Principal amount	$ 300,000
Bears interest rate	5.00%
Maturity date	Dec. 19, 2019
Financing excess of notes	$ 2,000,000
Description of debt conversion	a) 90% of the price paid per equity security or b) a price reflecting a valuation cap of $4,500,000.
Debt conversion shares issued (in Shares)			430,622
Mass roots valued its holdings amount							0	$ 147,876
Impairment expense								$ 155,336
Loss sale of investment							91,931
Stock issuance value							55,983
Issued and Outstanding Shares Percentage						1.00%
Class A Common Stock [Member]
Investments (Details) [Line Items]
Shares issued of common stock (in Shares)									23,810
Proceeds common stock, value							35,000		$ 100,002
Share price (in Dollars per share)									$ 4.2
Forward share split description									As a result of a forward share split of 1.9308657-for-1 on January 15, 2018, MassRoots owned 45,974 shares of Class A common stock.
Incurred impairment							$ 65,000
Sale of stock (in Shares)							45,974